Equity (Details 3) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 SFr / shares	Dec. 31, 2020 SFr / shares	Dec. 31, 2019 SFr / shares
Statement of changes in equity [abstract]
Dividends payable, amount per share | SFr / shares				SFr 3.00	SFr 2.95	SFr 2.85
Dividends recognised as distributions to owners | $	$ 7,368	$ 6,987	$ 6,645